Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated December 4, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for the iShares Environmentally Aware Real Estate ETF (ERET) (the “Fund”)
Change in the Fund’s “Summary of Principal Risks”
The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Environmentally Aware Real Estate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated December 4, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for the iShares Environmentally Aware Real Estate ETF (ERET) (the “Fund”)
Change in the Fund’s “Summary of Principal Risks”
The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.